Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	May 31, 2025	May 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 105,344	$ 105,344
Accumulated depreciation	(85,315)	(64,487)
Property and equipment, net	$ 20,029	40,857
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	5 years
Total property and equipment	$ 88,388	88,388
Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	7 years
Total property and equipment	$ 11,780	11,780
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Total property and equipment	$ 5,176	$ 5,176